Risk management - Additional Information (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)
Risk management
Closing balance exchange rate		3,757.08	3,757.08	4,409.15	4,409.15
Net position of assets and liabilities different functional currency	$ 619
variation in the exchange rate	15.00%
Scenario / variation in the exchange rate	8.00%
Bottom of range
Risk management
Renewable energy installed capacity	30.00%
Top of range
Risk management
Renewable energy installed capacity	40.00%
Floating interest rate
Risk management
Borrowings, interest rate		31.11%	31.11%	28.91%	28.91%	31.02%	31.02%
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency			$ 16,813
Exchange difference valuation of remaining net liabilities			535
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities			17,348
variation in the exchange rate	15.00%
Scenario / variation in the exchange rate	8.00%
Hedge of a net investment in a foreign operation
Risk management
Hedging instrument at the end of the period		$ 2,718	10,001	$ 6,467		$ 3,141		$ 9,354
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Hedging instrument at the end of the period			9,671
Hedge of a net investment in a foreign operation | ISA Colombia
Risk management
Hedging instrument at the end of the period			330
Cash flow hedging
Risk management
Hedging instrument at the end of the period			$ 7,347		$ 7,343		$ 6,265
Credit risk in Peso portfolio
Risk management
Maximum percentage of cash investment held in portfolio	10.00%
Us Dollar Portfolio
Risk management
variation in the exchange rate	5.00%
Scenario / variation in the exchange rate	1.00%
Commodity price risk | Brent Put Options
Risk management
Total net asset (liability) position in swaps		48
Commodity price risk | TRM Collars
Risk management
Total net asset (liability) position in swaps		$ 33
Currency risk
Risk management
Increase decrease in foreign exchange rate	14.79%